Risk management for financial instruments - Allowance for doubtful accounts provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning of year	$ 123,338	$ 902,215	$ 769,930
Add: provision for allowance for doubtful accounts	283,964	18,116	114,237
Less: write-offs	(112,116)	(815,817)
Foreign exchange adjustments	21,016	18,824	18,048
Expected credit loss - end of year	$ 316,202	$ 123,338	$ 902,215